Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 23,065	$ 21,744	$ 11,610
Operating expenses	(21,872)	(23,837)
Other income	346	1,828
Finance income (expense), net	(206)	(525)	765
Foreign exchange gain, net	52	31	497
Profit (Loss) before income taxes	1,385	(759)	$ (6,845)
Marketing and Distribution of Commercial Products [Member]
Disclosure of operating segments [line items]
Revenue	15,282	14,317
Operating expenses	(15,209)	(16,177)
Other income	346	1,803
Finance income (expense), net	(219)	(600)
Foreign exchange gain, net	52	31
Profit (Loss) before income taxes	252	(626)
Retail and Mail Order Pharmacy [Member]
Disclosure of operating segments [line items]
Revenue	7,783	7,427
Operating expenses	(6,663)	(7,660)
Other income	0	25
Finance income (expense), net	13	75
Foreign exchange gain, net	0	0
Profit (Loss) before income taxes	$ 1,133	$ (133)